Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss for the year	$ 1,162,625	$ 20,106,911	$ 5,270,719
Recovery of income tax and statutory rates	395,293	6,836,350	1,792,045
Foreign tax rate differential	(59,081)	(3,522,620)	(693,291)
Income (losses) not subject to tax	0	(1,884,045)	(302,741)
Expenses not deductible for tax	(113)	(42,936)	0
Capital Loss on sale of Subsidiary	4,876,036	0	0
Other	(176,765)	649,197	42,701
Change in valuation allowance	(5,035,370)	(2,035,946)	(838,714)
Income Tax Reconciliation, Other Reconciling Items	$ 0	$ 0	$ 0